UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02340

MONTGOMERY STREET INCOME SECURITIES, INC.
Three Canal Plaza, 6th Floor
Portland, ME 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, 6th Floor
Portland, ME 04101

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

Montgomery Street Income Securities, Inc. (Unaudited)
Investment Portfolio
September 30, 2015

	Principal
	Amount ($)†	Value ($)

Corporate Bonds - 56.7%

Consumer Discretionary - 6.0%
Amazon.com Inc., 2.60% (callable at 100 beginning 11/05/19)	300,000	307,441
Cablevision Systems Corp. Term Loan B, 2.70%, 04/15/20	99,400	98,638
Caesars Entertainment Operating Co. Inc., 11.25% (callable at 100 beginning 11/02/15) (a)	350,000	280,000
Charter Communications Operating LLC Term Loan, 3.00%, 07/01/20	897,462	885,687
Charter Communications Operating LLC Term Loan, 3.50%, 01/23/23	400,000	397,584
Cox Communications Inc., 6.25%, 06/01/18 (b)	263,000	288,069
CSC Holdings LLC, 8.63%, 02/15/19	2,000,000	2,060,000
Hilton Worldwide Finance LLC Term Loan B, 3.50%, 09/23/20	1,252,211	1,248,029
MGM Resorts International, 8.63%, 02/01/19	325,000	356,688
NBCUniversal Media LLC, 2.88%, 04/01/16	300,000	303,305
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (b)	400,000	408,438
Time Warner Cable Inc., 8.25%, 04/01/19	140,000	163,314
Time Warner Cable Inc., 8.75%, 02/14/19	100,000	117,442
Venetian Casino Resort, LLC Term Loan, 3.25%, 12/16/20	2,384,133	2,358,813
Wynn Las Vegas LLC (EMTN), 5.38% (callable at 103 beginning 03/15/17)	500,000	460,625
Wynn Las Vegas LLC, 5.50% (callable at 100 beginning 12/01/24) (b)	950,000	814,625
Wynn Macau Ltd., 5.25% (callable at 104 beginning 10/15/16) (b)	500,000	434,063
		10,982,761
Consumer Staples - 1.6%
Altria Group Inc., 9.25%, 08/06/19 (e)	111,000	138,348
ConAgra Foods Inc., 1.90%, 01/25/18	800,000	796,088
Kraft Foods Group Inc., 2.25%, 06/05/17	600,000	606,803
Kraft Foods Group Inc., 5.38%, 02/10/20	268,000	299,348
Reynolds American Inc., 1.05%, 10/30/15	950,000	950,000
Reynolds American Inc., 4.45% (callable at 100 beginning 03/12/25)	200,000	209,356
		2,999,943
Energy - 7.9%
Anadarko Petroleum Corp., 6.45%, 09/15/36	800,000	880,506
California Resources Corp., 5.00% (callable at 100 beginning 12/15/19)	200,000	128,624
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	1,000,000	831,989
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (b)	400,000	418,064
CNPC General Capital Ltd., 1.21%, 05/14/17 (b)(c)	600,000	597,324
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 04/28/16	1,742,057	1,735,524
Energy Transfer Partners LP, 4.05% (callable at 100 beginning 12/15/24)	600,000	527,864
Enterprise Products Operating LLC, 2.55% (callable at 100 beginning 09/15/19)	900,000	897,476
Kinder Morgan Energy Partners LP, 3.95% (callable at 100 beginning 06/01/22)	1,000,000	939,351
MarkWest Energy Partners LP, 4.50% (callable at 100 beginning 04/15/23)	200,000	183,540
MarkWest Energy Partners LP, 5.50% (callable at 103 beginning 08/15/17)	500,000	484,375
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (b)	400,000	391,000
Petrobras Global Finance BV, 3.21%, 03/17/20 (c)	600,000	411,000
Petrobras Global Finance BV, 3.50%, 02/06/17	900,000	799,875
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,300,000	1,426,468
Pioneer Natural Resources Co., 7.20%, 01/15/28	200,000	231,907
Plains All American Pipeline LP, 8.75%, 05/01/19	1,000,000	1,192,870
Ras Laffan Liquified Natural Gas Co. Ltd. III, 5.30%, 09/30/20	244,543	261,294
Sabine Pass Liquefaction LLC, 5.75% (callable at 100 beginning 02/15/24)	600,000	534,000
Shell International Finance BV, 2.13%, 05/11/20	200,000	200,221
Sinopec Group Overseas Development 2014 Ltd., 1.06%, 04/10/17 (b)(c)	900,000	899,448
Targa Resources Partners LP, 5.25% (callable at 103 beginning 11/01/17)	400,000	355,000
Transcontinental Gas Pipe Line Co LLC, 6.40%, 04/15/16	250,000	257,154
		14,584,874
Financials - 28.0%
Ally Financial Inc., 3.50%, 01/27/19	800,000	790,000
American International Group Inc., 4.13%, 02/15/24	400,000	421,108
American Tower Corp., 2.80% (callable at 100 beginning 05/01/20)	300,000	299,402
American Tower Corp., 3.40%, 02/15/19	300,000	308,828
American Tower Corp., 4.00% (callable at 100 beginning 03/01/25)	200,000	195,225
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	300,000	318,071
Banco do Brasil SA, 6.25% (callable at 100 beginning 04/15/24) (b)(f)(g)	700,000	329,000
Bank of America Corp. (L), 2.65%, 04/01/19	800,000	809,075
Bank of America Corp. (MTN), 6.88%, 04/25/18	2,400,000	2,682,499
Bank of America Corp., 6.00%, 09/01/17	115,000	123,941
Bank of America NA, 0.73%, 05/08/17 (c)	600,000	598,049
Barclays Bank PLC, 10.18%, 06/12/21 (b)	1,400,000	1,834,116

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc. (Unaudited)
Investment Portfolio
September 30, 2015

	Principal
	Amount ($)†	Value ($)

Barclays Bank PLC, 7.63%, 11/21/22	300,000	336,188
BAT International Finance PLC, 1.85%, 06/15/18 (h)(i)	1,800,000	1,808,330
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	250,000	266,813
BNP Paribas SA (EMTN), 7.78% (callable at 100 beginning 07/02/18), EUR (b)(f)(g)	300,000	380,475
BPCE SA, 4.63%, 07/11/24 (b)	200,000	195,066
Cantor Fitzgerald LP, 6.50% (callable at 103 beginning 08/15/17) (h)(i)	300,000	315,662
Citigroup Inc.(EMTN), 0.64%, (callable at 100 beginning 11/30/15) (c)	800,000	888,333
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00% (callable at 100 beginning 06/30/19) (b)(f)(g)	1,000,000	1,229,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38%, (callable at 100 beginning 07/26/16) (b)(f)(g)	800,000	824,886
Credit Agricole SA, 7.88% (callable at 100 beginning 01/23/24) (b)(f)(g)	200,000	199,001
Credit Suisse AG, 6.50%, 08/08/23 (b)	450,000	484,313
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22 (b)	800,000	800,741
Crown Castle International Corp., 5.25%, 01/15/23	500,000	528,850
Daimler Finance North America LLC, 3.00%, 03/28/16 (b)	300,000	302,933
Daimler Finance North America LLC, 3.88%, 09/15/21 (b)	200,000	202,307
Ford Motor Credit Co LLC, 3.98%, 06/15/16	500,000	508,883
General Motors Financial Co. Inc., 3.20% (callable at 100 beginning 06/13/20)	50,000	49,392
General Motors Financial Co. Inc., 3.45% (callable at 100 beginning 02/10/22)	700,000	671,379
General Motors Financial Co. Inc., 4.38%, 09/25/21	50,000	50,989
Goldman Sachs Group Inc. (D), 6.00%, 06/15/20	2,000,000	2,298,650
Goldman Sachs Group Inc., 6.15%, 04/01/18	600,000	660,838
Goldman Sachs Group Inc./The, 5.95%, 01/18/18	650,000	710,171
HBOS PLC (GMTN), 6.75%, 05/21/18 (b)	700,000	771,581
Host Hotels & Resorts LP, 6.00%(callable at 103 beginning 11/02/15)	450,000	465,071
HSBC Finance Corp., 6.68%, 01/15/21	300,000	351,034
HSBC Holdings PLC, 5.25% (callable at 100 beginning 09/16/22), EUR (b)(f)(g)(j)	1,800,000	1,908,239
International Lease Finance Corp., 7.13%, 09/01/18 (b)	1,700,000	1,871,887
Intesa Sanpaolo SpA (GMTN), 3.13%, 01/15/16	200,000	201,074
IPIC GMTN Ltd., 5.88%, 03/14/21	200,000	272,646
Jefferies Finance LLC, 7.38% (callable at 106 beginning 04/01/16) (b)	450,000	433,710
Jefferies LoanCore LLC, 6.88% (callable at 105 beginning 06/01/16) (b)	300,000	286,500
JPMorgan Chase & Co. (X), 6.10%, (callable at 100 beginning 10/01/24) (f)(g)	700,000	695,450
JPMorgan Chase & Co. (Z), 5.30% (callable at 100 beginning 05/01/20) (f)(g)	350,000	343,875
JPMorgan Chase & Co., 6.30%, 04/23/19	2,500,000	2,842,695
JPMorgan Chase Bank NA, 6.00%, 10/01/17	600,000	648,366
KEB Hana Bank, 3.13%, 06/26/17 (b)	400,000	409,184
Lazard Group LLC, 6.85%, 06/15/17	90,000	97,249
LBG Capital No.2 PLC, 15.00%, 12/21/19, GBP (b)(j)	100,000	211,936
LeasePlan Corp. NV, 3.00%, 10/23/17 (h)(i)	500,000	508,873
Lloyds Banking Group PLC (21), 7.50% (callable at 100 beginning 06/27/24) (f)(g)	477,000	487,136
Morgan Stanley (GMTN), 6.63%, 04/01/18	900,000	1,002,243
Morgan Stanley (GMTN), 7.30%, 05/13/19	800,000	934,154
Morgan Stanley (GMTN), 5.50%, 01/26/20	2,850,000	3,184,875
Navient Corp. (MTN), 5.50%, 01/15/19	200,000	185,875
Navient Corp. (MTN), 8.45%, 06/15/18	500,000	514,060
Nordea Bank AB, 1.17%, 09/17/18 (b)(c)	700,000	702,647
Novo Banco SA (EMTN), 5.00%, 04/23/19, EUR	300,000	315,568
Shinhan Bank, 4.13%, 10/04/16 (b)	200,000	205,526
Springleaf Finance Corp. (MTN), 6.90%, 12/15/17	500,000	522,500
Societe Generale SA, 8.00% (callable at 100 beginning 09/29/25) (b)(f)(g)	300,000	295,500
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (b)	350,000	360,738
Sydney Airport Finance Co. Party Ltd., 5.13%, 02/22/21 (b)(e)	2,100,000	2,307,743
Synchrony Financial, 1.53%, 02/03/20 (c)	250,000	246,874
Synchrony Financial, 2.70% (callable at 100 beginning 01/03/20)	100,000	98,875
UBS AG (EMTN), 7.25% (callable at 100 beginning 02/22/17) (b)(c)	200,000	208,074
UBS AG, 5.88%, 12/20/17	175,000	190,545
UBS AG, 7.63%, 08/17/22	2,100,000	2,416,285
USB Capital IX, 3.50%, (callable at 100 beginning 11/02/15) (c)(f)	625,000	508,594
Vereit Operating Partnership LP, 2.00%, 02/06/17	400,000	392,000
WEA Finance LLC, 3.25% (callable at 100 beginning 09/05/20) (b)	700,000	706,784
Weyerhaeuser Co., 7.38%, 10/01/19	1,000,000	1,177,680
		51,706,660
Health Care - 2.3%
Actavis Funding SCS, 1.42%, 03/12/18 (c)	1,900,000	1,892,968
HCA Inc., 6.50%, 02/15/20	1,700,000	1,853,000

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc. (Unaudited)
Investment Portfolio
September 30, 2015

	Principal
	Amount ($)†	Value ($)

UnitedHealth Group Inc., 3.75%, 07/15/25	299,000	309,191
Zimmer Biomet Holdings Inc., 3.55% (callable at 100 beginning 01/01/25)	100,000	97,963
		4,153,122
Industrials - 1.1%
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)	600,000	699,000
CPG Merger Sub LLC, 8.00% (callable at 106 beginning 10/01/16)(b)	100,000	99,500
Masco Corp., 5.85%, 03/15/17	450,000	469,125
Masco Corp., 6.13%, 10/03/16	300,000	311,256
Masco Corp., 6.63%, 04/15/18	400,000	434,260
Odebrecht Offshore Drilling Finance Ltd., 6.63% (callable at 100 beginning 10/01/21) (b)(k)	186,840	46,897
Odebrecht Offshore Drilling Finance Ltd., 6.75% (callable at 100 beginning 12/01/21) (b)	181,220	47,751
		2,107,789
Information Technology - 2.6%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20	74,750	74,719
Alibaba Group Holding Ltd., 2.50% (callable at 100 beginning 10/28/19) (b)	1,300,000	1,275,804
Avago Technologies Ltd. Term Loan B, 3.75%, 04/01/21	860,668	859,412
Baidu Inc., 2.75%, 06/09/19	400,000	395,808
Dell Inc. Term Loan B, 3.75%, 09/24/18	770,707	768,780
Sensata Technologies BV Term Loan, 3.50%, 10/14/21	497,500	496,256
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	900,000	915,071
		4,785,850
Materials - 1.1%
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,600,000	1,793,022
West Fraser Timber Co. Ltd., 4.35% (callable at 100 beginning 07/15/24) (h)(i)	100,000	96,865
WR Grace and Co. Term Loan, 2.75%, 02/03/21	73,208	72,384
WR Grace and Co. Term Loan, 2.75%, 02/03/21	26,356	26,060
		1,988,331
Telecommunication Services - 4.3%
AT&T Inc., 0.70%, 03/30/17 (c)	500,000	497,938
Crown Castle International Co. New Term Loan B, 3.00%, 01/31/21	1,788,684	1,781,171
Ooredoo International Finance Ltd., 4.75%, 02/16/21 (b)	300,000	327,660
Telecom Italia SpA (EMTN), 6.38%, 06/24/19, GBP	300,000	491,508
Telecom Italia SpA (EMTN), 7.38%, 12/15/17, GBP (b)	650,000	1,068,739
Verizon Communications Inc., 1.87%, 09/15/16 (c)	700,000	706,645
Verizon Communications Inc., 2.63%, 02/21/20	1,900,000	1,911,482
Verizon Communications Inc., 3.50%, 11/01/21	100,000	102,249
Verizon Communications Inc., 4.50%, 09/15/20	900,000	973,449
		7,860,841
Utilities - 1.8%
Duke Energy Florida LLC (A), 5.80%, 09/15/17	195,000	211,740
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	400,000	459,560
Dynegy Inc., 6.75% (callable at 103 beginning 05/01/17)	250,000	250,625
Entergy Corp., 4.00% (callable at 100 beginning 05/15/22)	300,000	309,841
Korea East-West Power Co. Ltd., 2.50%, 07/16/17 (b)	1,400,000	1,416,912
NRG Energy Inc. Term Loan, 2.75%, 07/01/18	596,053	582,194
Saudi Electricity Global Sukuk Co 2, 5.06%, 04/08/43 (b)	200,000	187,000
		3,417,872
Total Corporate Bonds (Cost $102,340,994)		104,588,043
Non-U.S. Government Agency Asset-Backed Securities - 5.1%
Aegis Asset Backed Securities Trust (2005, 3, M1), 0.66% (callable at 100 beginning 9/25/15) (c)	602,778	597,437
American Airlines Pass Through Trust (2013-2, A), 4.95%, 01/15/23	347,132	370,563
AWAS Aviation Capital Ltd., 7.00% (callable at 100 beginning 11/02/15) (b)(k)	497,000	497,000
Banc of America Funding Trust (2004, A, 1A3), 2.75% (callable at 100 beginning 08/20/29) (c)	202,807	201,443
Banc of America Mortgage Trust (2005, H, 2A5), 2.85% (callable at 100 beginning 08/25/18) (c)	590,321	540,793
Bear Stearns ARM Trust (2004, 6, 2A1), 2.93% (callable at 100 beginning 10/25/15) (c)	422,973	407,914
Cavalry CLO V Ltd. (2014, 5A, A), 1.66%, 01/16/24 (b)(c)	250,000	249,978
Citigroup Mortgage Loan Trust Inc. (2004, NCM2, 1CB2), 6.75% (callable at 100 beginning 10/25/19)	101,291	111,230
Continental Airlines Pass Through Trust (2009, 1) , 9.00%, 07/08/16	1,365,681	1,435,003
Credit Suisse First Boston Mortgage Securities Corp. (2004, AR8, 2A1), 2.60% (callable at 100 beginning 03/25/16) (c)	514,369	511,886
Credit-Based Asset Servicing and Securitization LLC (2006, SC1, A), 0.46% (callable at 100 beginning 01/25/23) (b)(c)	38,470	37,022
IndyMac INDX Mortgage Loan Trust (2005, AR14, 2A1A), 0.49% (callable at 100 beginning 03/25/20) (c)	48,214	41,421
Inwood Park CDO Ltd. (2006, 1A, A1A), 0.51%, 01/20/21 (b)(c)	58,406	58,207
Nationstar NIM Ltd. (2007, AN), 9.79%, 03/25/37 (b)(d)	22,008	-

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc. (Unaudited)
Investment Portfolio
September 30, 2015

	Shares/ Contracts/ Principal
	Amount ($)†	Value ($)

RAMP Trust (2005, EFC7, A2), 0.43% (callable at 100 beginning 09/25/17) (c)	428,251	320,273
Truman Capital Mortgage Loan Trust (2006, 1, A), 0.45% (callable at 100 beginning 08/25/24) (b)(c)	1,053,622	963,337
UAL Pass Through Trust (2009, 1) , 10.40%, 11/01/16	501,340	536,744
Voya CLO Ltd. (2012, 2AR, AR), 1.59%, 10/15/22 (b)(c)	350,000	348,802
Voya CLO Ltd. (2012, 3AR, AR), 1.61%, 10/15/22 (b)(c)	500,000	498,640
Washington Mutual Mortgage Pass-Through Certificates, (2005, AR16, 1A3), 2.35% (callable at 100 beginning 05/25/20) (c)	912,055	860,377
Washington Mutual Mortgage Pass-Through Certificates, (2006, 5, 2CB1), 6.00% (callable at 100 beginning 02/25/21)	944,123	743,722
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $8,928,864)		9,331,792
Government and Agency Obligations - 52.2%
Government Securities - 52.2%
Municipal - 0.3%
California Earthquake Authority, 2.81%, 07/01/19	500,000	509,160
Sovereign - 1.4%
Australia Government Bond, 5.50%, 04/21/23, AUD (b)	386,000	327,705
Brazil Notas do Tesouro Nacional (F), 10.00%, 01/01/21, BRL	4,730,000	992,556
Brazil Notas do Tesouro Nacional (F), 10.00%, 01/01/23, BRL	190,000	37,774
Brazil Notas do Tesouro Nacional (F), 10.00%, 01/01/25, BRL	3,810,000	727,322
Hellenic Republic Government Bond, 3.00%, 02/24/23, EUR (k)	25,000	19,830
Hellenic Republic Government Bond, 3.00%, 02/24/24, EUR (k)	25,000	19,523
Hellenic Republic Government Bond, 3.00%, 02/24/25, EUR (k)	25,000	19,196
Hellenic Republic Government Bond, 3.00%, 02/24/26, EUR (k)	25,000	18,884
Hellenic Republic Government Bond, 3.00%, 02/24/27, EUR (k)	25,000	18,567
Hellenic Republic Government Bond, 3.00%, 02/24/28, EUR (k)	25,000	18,307
Hellenic Republic Government Bond, 3.00%, 02/24/29, EUR (k)	25,000	17,978
Hellenic Republic Government Bond, 3.00%, 02/24/30, EUR (k)	25,000	17,602
Hellenic Republic Government Bond, 3.00%, 02/24/31, EUR (k)	25,000	17,398
Hellenic Republic Government Bond, 3.00%, 02/24/32, EUR (k)	25,000	17,087
Hellenic Republic Government Bond, 3.00%, 02/24/33, EUR (k)	25,000	16,829
Hellenic Republic Government Bond, 3.00%, 02/24/34, EUR (k)	25,000	16,604
Hellenic Republic Government Bond, 3.00%, 02/24/35, EUR (k)	25,000	16,375
Hellenic Republic Government Bond, 3.00%, 02/24/36, EUR (k)	325,000	210,550
Hellenic Republic Government Bond, 3.00%, 02/24/37, EUR (k)	25,000	16,099
Hellenic Republic Government Bond, 3.00%, 02/24/38, EUR (k)	25,000	15,959
Hellenic Republic Government Bond, 3.00%, 02/24/39, EUR (k)	25,000	15,900
Hellenic Republic Government Bond, 3.00%, 02/24/40, EUR (k)	25,000	15,881
Hellenic Republic Government Bond, 3.00%, 02/24/41, EUR (k)	25,000	15,935
Hellenic Republic Government Bond, 3.00%, 02/24/42, EUR (k)	25,000	15,972
		2,625,833
Treasury Inflation Index Securities - 2.4%
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/21 EUR (l)	2,300,000	3,060,580
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/26 (l)	1,000,000	1,349,967
		4,410,547
U.S. Treasury Securities - 48.1%
U.S. Treasury Bond, 0.00%, 11/15/43 (m)	1,800,000	775,652
U.S. Treasury Bond, 3.00%, 05/15/45	14,575,000	14,926,476
U.S. Treasury Bond, 3.13%, 02/15/42	110,000	115,827
U.S. Treasury Note, 1.38%, 08/31/20	19,655,000	19,681,613
U.S. Treasury Note, 2.00%, 08/15/25	53,450,000	53,192,478
		88,692,046
U.S. Government Agency Mortgage-Backed Securities - 0.0%
Federal Home Loan Bank - 0.0%
Federal Home Loan Bank, 0.00%, 10/23/15 (m)	100,000	99,998
Federal Home Loan Mortage Corp. - 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	7,174	7,809
Total Government & Agency Obligations (Cost $101,002,425)		96,345,393
Purchased Option - 0.0%
Interest Rate Call Swaption, 3-Month Libor versus 1.00% fixed, Expiration 01/11/16, GSB	63	24,627
Total Purchased Option (Cost $12,727)		24,627
Preferred Stock - 0.1%
Financials
CoBank ACB (H), 6.20% (callable at 100 beginning 01/01/25) (f)(g)(h)(i)	2,000	202,000
Total Preferred Stock (Cost $200,000)		202,000

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc. (Unaudited)
Investment Portfolio
September 30, 2015

	Principal
	Amount ($)†	Value ($)

Short-Term Investments - 2.5%
Certificates of Deposit
Banco Bilbao Vizcaya Argentaria, 1.04%, 10/23/15 (c)	500,000	499,941
Banco Bilbao Vizcaya Argentaria, 1.17%, 05/16/16 (c)	500,000	498,721
Credit Suisse, 0.67%, 01/28/16 (c)	800,000	800,022
Intesa Sanpaolo SpA (YCD), 1.67%, 04/11/16 (c)	400,000	400,631
Itau Unibanco, 1.56%, 05/31/16	2,400,000	2,401,615
		4,600,930
Total Short-Term Investments (Cost $4,600,000)		4,600,930
Total Investments - 116.6% (Cost $217,085,010)		215,092,785
Total Forward Sales Commitments (0.9)%- (proceeds $1,675,313)		(1,675,995)
Other Assets and Liabilities, Net (15.7%)		(28,917,044)
Total Net Assets - 100%		184,499,746

Forward Sales Commitments
Federal National Mortgage Association, 5.50%, 10/15/45, TBA	(1,500,000)	(1,675,995)
Total Forward Sales Commitments (proceeds $1,675,313)		(1,675,995)

(a)	Security is in default relating to principal and/or interest.
(b)
The Fund's investment adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, ("1933 Act") to be liquid based on procedures approved by the Fund's Board of Directors. As of September 30, 2015, the aggregate value of these liquid securities was $37,508,478, which represented 20.3% of net assets.

(c)	Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate. Rate stated was in effect as of September 30, 2015.
(d)	Non-income producing security.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual maturity security.
(g)	Interest rate is fixed until stated call date and variable thereafter.
(h)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Investment Portfolio.
(i)	The Fund's investment adviser has deemed this security to be illiquid based on procedures approved by the Fund's Board of Directors.
(j)	Convertible security.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2015.
(l)	Treasury inflation indexed note. Par amount is adjusted for inflation.
(m)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

†	For fixed income securities, par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in number of contracts.

Currencies:

AUD - Australian Dollar
BRL - Brazilian Real
CNY – Chinese Yuan Renminbi
EUR - European Currency Unit (Euro)
GBP - British Pound
INR – Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
SGD – Singapore Dollar
USD - United States Dollar

Abbreviations:

ABS - Asset Backed Securities
CDX.NA.HY - Credit Derivatives monitored by the International Index Company Index- North American – High Yield
CDX.NA.IG – Credit Derivatives Index - North American -Investment Grade
EMTN - Euro Medium-Term Note
Euribor - Europe Interbank Offered Rate Grade
GMTN - Global Medium-Term Note
iTraxx - Group of international credit derivative indices
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
MTN - Medium-Term Note
PLC - Public Company Limited
REMIC – Real Esate Mortgage Investment Conduit
TBA – To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BARC - Barclays Bank Plc
GSB - Goldman Sachs Bank
GSCO – Goldman Sachs & Co.
GSI - Goldman Sachs International

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Restricted Securities. Montgomery Street Income Securities Inc. (the “Fund”) invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. As of September 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BAT International Finance PLC, 1.85%, 06/15/18	06/11/2015	$1,798,956	1,808,330	1.0%
Cantor Fitzgerald LP, 6.50% (callable at 103 beginning 08/15/17)	06/15/2015	300,000	315,662	0.2%
CoBank ACB (H), 6.20% (callable at 100 beginning 01/01/25)	11/20/2014	200,000	202,000	0.1%
LeasePlan Corp. NV, 3.00%, 10/23/17	04/08/2014	518,980	508,873	0.3%
West Fraser Timber Co. Ltd., 4.35% (callable at 100 beginning 07/15/24)	10/08/2014	100,000	96,865	0.0%
		$2,917,936	$2,931,730	1.6%

Security Valuation. Under the Fund’s valuation policy and procedures, the Fund’s Board of Directors (the “Board”) has delegated the daily operational oversight of the securities valuation function to Atlantic Fund Services (“AFS” or “Administrator”), a division of Jackson National Asset Management, LLC. The Board has delegated to the Pricing Committee of AFS (“Pricing Committee”), the authority to approve determinations of fair valuations of securities for which market quotations are not readily available as well as to supervise AFS in the performance of its responsibilities pursuant to the valuation policy and procedures. The Pricing Committee consists of the Fund’s Chief Executive Officer, Chief Financial Officer and Chief Compliance Officer. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Chair of the Fund’s Valuation Committee on a monthly basis and the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Fixed income securities with a remaining maturity of sixty days or less maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value. Forward foreign currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined not to be representative of fair value, exchange traded options are valued at the last bid. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. Over the counter (“OTC”) derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings, broker quotes and other relevant data.

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued may include instances where a security is thinly traded or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Securities are fair valued based on observable and unobservable inputs including the Administrator‘s own assumptions in determining fair value. Under the procedures approved by the Board, the Administrator may utilize independent pricing services or other sources, including the Fund’s Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASC”) Topic 820, “Fair Value Measurement”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories.

Level 1 includes valuations based on unadjusted quoted prices of identical securities in active markets, including valuations for securities listed on an exchange.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 generally includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, centrally cleared swap agreements, modeled OTC derivatives contracts and swap agreements valued by pricing services.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments in securities and other financial instruments as of September 30, 2015 by valuation level.

	Assets - Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$104,588,043	$-	$104,588,043
Non-U.S. Government Agency ABS	-	9,331,792	-	9,331,792
Government and Agency Obligations	-	96,345,393	-	96,345,393
Purchased Options	-	24,627	-	24,627
Preferred Stocks	202,000	-	-	202,000
Short-Term Investments	-	4,600,930	-	4,600,930
	$202,000	$214,890,785	$-	$215,092,785

	Liabilities - Investments in Securities
	Level 1	Level 2	Level 3	Total
Government and Agency Obligations	$-	$(1,675,995)	$-	$(1,675,995)
	$-	$(1,675,995)	$-	$(1,675,995)

	Assets - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Exchange Traded Written Options	$2,070	$-	$-	$2,070
Open Forward Foreign Currency Contracts	-	431,982	-	431,982
Centrally Cleared Interest Rate Swap Agreements	-	3,229	-	3,229
OTC Credit Default Swap Agreements	-	210,254	-	210,254
Centrally Cleared Credit Default Swap Agreements	-	460,797	-	460,797
	$2,070	$1,106,262	$-	$1,108,332

	Liabilities - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Written Options	$-	$(321,366)	$-	$(321,366)
Open Futures Contracts	(260,137)	-	-	(260,137)
Open Forward Foreign Currency Contracts		(106,994)		(106,994)
OTC Interest Rate Swap Agreements	-	(100,390)	-	(100,390)
OTC Credit Default Swap		(1,027,879)		(1,027,879)
Centrally Cleared Interest Rate Swap Agreements	-	(349,495)	-	(349,495)
Centrally Cleared Credit Default Swap Agreements	-	(145,503)	-	(145,503)
	$(260,137)	$(2,051,627)	$-	$(2,311,764)

* All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument, except for written options which are reflected at value.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no transfers into or out of Level 1, 2 or 3 during the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2015.

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Schedule of Written Options	Expiration	Exercise
	Date	Price	Contracts	Value
Credit Default Swaptions CDX.O P 1.05 I 12/16/2015	12/16/2015	$1.05	6	$(617)
CDX.O P 1.05 I 11/18/2015	11/18/2015	1.05	8	122
CDX.O P 0.90 I 10/21/2015	10/21/2015	0.90	50	(2,976)
IRO USD 10Y C 2.3500	10/21/2015	2.35	97	(247,871)
				(251,342)

Summary of Written Options
	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2014	900,570	$460,405
Options written during the period	807	610,002
Options closed during the period	(900,916)	(947,608)
Options expired during the period	(300)	(52,774)
Options outstanding at September 30, 2015	161	$70,025

Schedule of Exchange Traded Futures Options

	Expiration	Exercise	Variation Margin	Written	Unrealized
	Date	Price	Receivable	Contracts	Appreciation
Euro-Bund Call Option	11/20/2015	EUR 157.50	-	(5)	$80
Euro-Bund Put Option	11/20/2015	EUR 153.50	-	(5)	1,990
					$2,070

Schedule of Open Futures Contracts
	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Future, Expiration June 2016	(62)	$(59,468)
90-Day Eurodollar Future, Expiration September 2016	(113)	(133,393)
90-Day Eurodollar Future, Expiration December 2018	(46)	(67,276)
		$(260,137)

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Counterparty	Currency Purchased/Sold	Settlement Date		Notional Amount	Currency Value	Unrealized Gain/(Loss)
Barclays Capital, Inc.	BRL/USD	10/02/2015	BRL	304,200	$310,000	$5,800
Barclays Capital, Inc.	USD/BRL	10/02/2015	BRL	(2,644,010)	(2,599,102)	44,908
Barclays Capital, Inc.	BRL/USD	11/04/2015	BRL	2,613,162	2,570,421	(42,740)
Barclays Capital, Inc.	CNY/USD	11/16/2015	CNY	3,703,283	3,656,504	(46,778)
Barclays Capital, Inc.	GBP/USD	11/12/2015	GBP	55,960	56,651	691
Barclays Capital, Inc.	INR/USD	10/20/2015	INR	761,104	746,000	(15,104)
Barclays Capital, Inc.	SGD/USD	10/09/2015	SGD	263,452	266,068	2,616
Goldman Sachs & Co.	AUD/USD	11/12/2015	AUD	806,769	812,495	5,726
Goldman Sachs & Co.	BRL/USD	10/02/2015	BRL	2,113,193	2,317,252	184,059
Goldman Sachs & Co.	BRL/USD	10/02/2015	BRL	206,618	221,000	14,382
Goldman Sachs & Co.	EUR/USD	10/02/2015	EUR	13,057,932	13,187,258	129,327
Goldman Sachs & Co.	USD/EUR	11/12/2015	EUR	(389,106)	(388,353)	753
Goldman Sachs & Co.	USD/EUR	11/12/2015	EUR	(3,075,953)	(3,059,048)	16,905
Goldman Sachs & Co.	GBP/USD	11/12/2015	GBP	1,637,974	1,660,029	22,055
Goldman Sachs & Co.	INR/USD	11/18/2015	INR	756,789	(752,341)	4,448
Goldman Sachs & Co.	JPY/USD	11/12/2015	JPY	1,951,553	1,951,865	312
Goldman Sachs & Co.	USD/MXN	12/18/2015	MXN	(383,426)	(385,797)	(2,372)
					$20,570,902	$324,988
Sold Currency Value					27,755,543
Purchased Currency Value					(7,184,641)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
GSCO	Brazil Interbank Rate	Paying	14.72%	01/02/2018	BRL	9,300,000	$3,056	$(38,579)
GSCO	Brazil Interbank Rate	Paying	13.45%	01/04/2021	BRL	4,200,000	8,434	(61,811)
							$11,490	$(100,390)

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.30%	05/06/2017	USD	4,200,000	$(20,990)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	USD	6,100,000	(335,717)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045	USD	5,300,000	(301,800)
N/A	6-Month Euribor	Receiving	0.35%	09/10/2017	EUR	3,800,000	(24,817)
N/A	6-Month Euribor	Receiving	2.00%	09/17/2024	EUR	2,200,000	(154,252)
N/A	6-Month Euribor	Receiving	0.95%	03/25/2025	EUR	300,000	(1,281)
N/A	British Bankers' Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	6,000,000	(108)
N/A	British Bankers' Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	256,300,000	(80,526)
N/A	British Bankers' Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	130,000,000	(19,139)
N/A	London-Interbank Offered Rate	Receiving	2.00%	03/16/2026	GBP	1,700,000	(47,888)
N/A	London-Interbank Offered Rate	Receiving	2.25%	03/16/2046	GBP	300,000	(9,620)
N/A	Mexican Interbank Rate	Paying	5.63%	07/07/2021	MXN	900,000	(320)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	13,600,000	(1,147)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	7,500,000	2,224
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	3,000,000	1,005
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	24,200,000	(4,626)
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	3,900,000	(25,648)
							$(1,024,650)

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Schedule of Credit Default Swap Agreements
Counter- Party	Reference Obligation	Implied Credit Spread	Fixed Receive/ Pay Rate	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over the Counter Credit Default Swap Agreements Credit default swap agreements - sell protection
GSCO	Canadian Natural Resources, Ltd., 6.25%, 03/15/38	0.20%	1.00%	12/20/2015	$(500,000)	$740	$1,714	$(974)
GSCO	Chesapeake Energy Corp., 6.625%, 08/15/20	12.39%	5.00%	03/20/2020	(400,000)	(88,827)	13,460	(102,287)
GSCO	Federative Republic of Brazil, 12.25%, 03/06/30	5.08%	1.00%	03/20/2024	(100,000)	(25,609)	(10,370)	(15,239)
GSCO	Gazprom OAO Via Gazstream SA, 5.625%, 07/22/13	3.58%	1.00%	03/20/2017	(1,000,000)	(38,487)	(83,133)	44,646
GSCO	Kingdom of Spain, 5.50%, 07/30/17	0.98%	1.00%	06/20/2020	(1,900,000)	(2,226)	21,660	(23,886)
GSCO	NRG Energy, Inc., 8.50%, 06/15/19	1.20%	5.00%	03/20/2017	(200,000)	10,351	(14,306)	24,657
GSCO	People's Republic of China, 7.50%, 10/28/27	1.20%	1.00%	09/20/2020	(1,000,000)	(9,783)	(2,556)	(7,227)
BARC	People's Republic of China, 7.50%, 10/28/27	1.20%	1.00%	09/20/2020	(100,000)	(978)	(24)	(954)
GSCO	Petroleo Brasileiro SA, 8.375%, 12/10/18	10.45%	1.00%	09/20/2019	(200,000)	(57,674)	(10,922)	(46,752)
BARC	Petroleo Brasileiro SA, 8.375%, 12/10/18	12.49%	1.00%	06/20/2018	(400,000)	(85,631)	(18,434)	(67,197)
GSCO	Petroleos Mexicanos, 6.625%, 06/15/35	2.76%	1.00%	09/20/2020	(200,000)	(16,474)	(9,804)	(6,670)
BARC	Petroleos Mexicanos, 6.625%, 06/15/35	2.76%	1.00%	09/20/2020	(900,000)	(74,135)	(46,401)	(27,734)
GSCO	Republic of Italy, 6.875%, 09/27/23	0.88%	1.00%	12/20/2018	(200,000)	1,222	(13,026)	14,248
BARC	Republic of Italy, 6.875%, 09/27/23	0.88%	1.00%	12/20/2018	(600,000)	3,667	(46,024)	49,691
GSCO	Republic of Italy, 6.875%, 09/27/23	0.96%	1.00%	06/20/2019	(200,000)	783	(1,360)	2,143
GSCO	Republic of Italy, 6.875%, 09/27/23	0.96%	1.00%	06/20/2019	(1,300,000)	5,088	9,915	(4,827)
GSCO	Republic of Italy, 6.875%, 09/27/23	0.96%	1.00%	06/20/2019	(3,500,000)	13,601	9,648	3,953
GSCO	Republic of Italy, 6.875%, 09/27/23	1.11%	1.00%	06/20/2020	(1,000,000)	(6,468)	-	(6,468)
BARC	Russian Federation, 7.50%, 03/31/30	3.47%	1.00%	09/20/2020	(500,000)	(53,654)	(68,469)	14,815
BARC	Russian Federation, 7.50%, 03/31/30	3.47%	1.00%	09/20/2018	(700,000)	(41,337)	(63,158)	21,821
BARC	United Mexican States, 5.95%, 03/19/19	1.33%	1.00%	03/20/2019	(300,000)	(4,109)	(586)	(3,523)
BARC	United Mexican States, 5.95%, 03/19/19	1.33%	1.00%	03/20/2019	(600,000)	(8,217)	4,343	(12,560)
GSCO	United Mexican States, 5.95%, 03/19/19	1.33%	1.00%	03/20/2019	(700,000)	(9,587)	1,189	(10,776)
GSCO	United Mexican States, 5.95%, 03/19/19	1.00%	1.00%	09/20/2017	(1,600,000)	(2,793)	(25,181)	22,388
BARC	Virgin Media Finance PLC, 4.875%, 02/15/22	3.22%	5.00%	03/20/2021	(335,220)	26,255	16,623	9,632
BARC	Volkswagen International Finance NV, 5.375%, 05/22/18	2.58%	1.00%	12/20/2020	(446,960)	(35,031)	(22,610)	(12,421)
BARC	Whirlpool Corp., 7.75%, 07/15/16	0.39%	1.00%	03/20/2019	(200,000)	2,548	288	2,260
					$(19,082,180)	$(496,765)	$(357,524)	$(139,241)

Montgomery Street Income Securities, Inc. (Unaudited)
September 30, 2015

Counterparty	Reference Obligation	Fixed Received / Pay Rate	Expiration Date	Notional Amount	Value	Unrealized Appreciation / Depreciation
Centrally Cleared Credit Default Swap Agreements Credit default swap agreements - sell protection
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(2,128,500)	$59,183	$(84,108)
N/A	CDX.NA.IG.17	1.00%	12/20/2016	(600,000)	5,053	(4,551)
N/A	CDX.NA.IG.18	1.00%	06/20/2017	(7,100,000)	75,693	(29,027)
N/A	CDX.NA.IG.19	1.00%	12/20/2017	(43,400,000)	520,372	460,797
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(2,200,000)	11,088	(17,645)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	(200,000)	715	(28)
N/A	iTraxx Europe Series 24 Version 1	1.00%	12/20/2020	(1,452,619)	7,071	(10,144)
				$(57,081,119)	$679,175	$315,294

1Notional amount is stated in USD unless otherwise noted.
2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.
3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.
4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
5The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.
6If the Fund is a seller of protection, the Fund receives the fixed rate.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTGOMERY STREET INCOME SECURITIES, INC.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	11/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	11/24/15

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	11/24/15